Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party disclosures
Summary of compensation of directors and other members of key management personnel

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2021 and 2020:

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Short-term benefits	4,654	4,800
Equity based compensation	14,570	13,169
	19,224	17,969
Number of individuals included in the above amounts	18	18